Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
INCOME TAXES
NOTE 9 - INCOME TAXES

Income tax expense for years ended December 31, 2013 and 2012 is shown as follows:

Years ended December 31,	2013	2012
Current	$500	$1,550
Deferred	-	-
Total	$500	$1,550

The effects of temporary differences between the financial reporting and income tax bases of assets and liabilities which give rise to the deferred tax assets and liabilities are presented below:

Years Ended December 31,	2013	2012
Deferred tax assets:
Goodwill	$559,904	$672,348
Net operating losses	3,573,353	2,133,004
Other	3,579	1,542
Total deferred tax assets	4,136,836	2,806,894
Valuation allowance	(4,120,395)	(2,804,632)
Total net deferred tax assets	16,441	2,262

Deferred tax liabilities:
Depreciation	(16,441)	(2,262)
Total deferred tax liabilities	(16,441)	(2,262)
Net deferred tax asset	$-	$-

The valuation allowance for the deferred tax asset increased by $1,315,763 for the twelve months ended December 31, 2013.

The Company has net operating losses amounting to approximately $9,066,000 that expire in various periods through 2033.  The ultimate realization of the net operating losses is dependent upon future taxable income, if any, of the Company and may be limited in any one period by alternative minimum tax rules.  Although management believes that the Company will have sufficient future taxable income to absorb the net operating loss carryovers before the expiration of the carryover period, the current global economic crisis imposes additional profitability risks that are beyond the Company’s control.  Accordingly, management has determined that a full valuation allowance of the deferred tax asset is appropriate at this time.

Internal Revenue Code Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased by more than 50 percentage points.  Management intends to carefully monitor share ownership of 5% shareholders but cannot control the ownership changes occurring as a result of public trading of the Company’s Common Stock.  Accordingly, there is a risk of an ownership change beyond the control of the Company that could trigger a limitation of the use of the loss carryover.

The Company has no uncertain income tax positions.

The tax years ended December 31, 2007 through 2013 are open for examination by federal and state taxing authorities.

The statutory federal income tax rate and the effective rate are reconciled as follows:

Years Ended December 31,	2013	2012
Statutory federal income tax rate	34.00%	34.00%
State taxes, net of federal tax benefit	5.94%	5.00%
Valuation allowance	(39.94)%	(39.00)%
Net deferred tax asset	-%	-%